RELATED PARTIES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Falcao MS SPE S. A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	-
Nature of Relationship	Associate
Country	Brasil
Currency	Reales
Transaction descriptions	Capital contribution
Other transaction	$ 11,395	$ 23,553	$ 9,664
Agricola San Geratdo Spa [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77,017,167-9
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Capital contribution
Other transaction	$ 0	0	136
Agricola Fresno Spa [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77,470,229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 12,066	1,509	31,998
Parque Elico Ovejera Sur SpA [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76,839,949-2
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 296	222	118
Sonae S.A [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	-
Nature of Relationship	Joint venture
Country	Portugal
Currency	Euros
Transaction descriptions	Capital contribution
Other transaction	$ 26,240	0	0
TreeCo, Inc. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Transaction descriptions	Issuance of new shares
Other transaction	$ 0	15,400	0
TreeCo, Inc. one [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Transaction descriptions	Capital contribution
Other transaction	$ 0	9,230	0
TreeCo, Inc. two [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Transaction descriptions	Borrowing capitalization
Other transaction	$ 0	1,770	0
E2E SpA. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76,879,577-0
Nature of Relationship	Joint venture (current subsidiary)
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 0	5,254	0
Tecverde Engenharia S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	-
Nature of Relationship	Subsidiary of a joint venture
Country	Brazil
Currency	U.S. dollar
Transaction descriptions	Borrowing
Other transaction	$ 0	2,668	0
E2E SpA. one [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76,879,577-0
Nature of Relationship	Joint venture (current subsidiary)
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Borrowing
Other transaction	$ 0	537	3,546
Compania Puerto de Coronel S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Borrowing capitalization
Other transaction	$ 5,643	$ 0	$ 0